Equity (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Equity [Abstract]
Schedule of Common Stock Available for Issuance

As of March 31, 2025, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Class A Common Stock outstanding	37,584,648
Reserve for conversion of Class B Common Stock	2,004,901
Reserve for exercise of the Public Warrants and Private Warrants	9,000,000
Reserve for exercise of other common stock warrants	7,678,779
Reserve for Earnout shares	3,500,000
Reserve for RaGE Earn-out	642,809
Stock options and RSUs outstanding	8,853,039
Awards available for grant under 2023 Equity Incentive Plan	7,851,764
Awards available for grant under 2023 Employee Stock Purchase Plan	687,055
Shares of Class A Common stock available for issuance	207,197,005

As of September 30, 2024, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Less:
Class A Common Stock outstanding	32,824,230
Reserve for conversion of Class B Common Stock	2,129,901
Reserve for exercise of the Public Warrants and Private Warrants	9,000,000
Reserve for exercise of other common stock warrants	9,675,800
Reserve for Earnout Shares	3,500,000
Reserve for RaGE Earnout	1,285,618
Stock options and RSUs outstanding	7,204,099
Awards available for grant under 2023 Equity Incentive Plan	1,840,022
Reserve for issuance under 2023 Employee Stock Purchase Plan	687,055
Class A Common Stock available for issuance	216,853,275